Related party transactions_Compensation for key management (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [Abstract]
Short-term employee salaries	₩ 13,427,000,000	₩ 12,326,000,000	₩ 12,024,000,000
Retirement benefit service costs	783,000,000	489,000,000	472,000,000
Share-based compensation	2,494,000,000	0	0
Total	16,704,000,000	12,815,000,000	₩ 12,496,000,000
Outstanding assets from transactions with key management	2,414,000,000	2,816,000,000
Outstanding liabilities from transaction with key management	6,543,000,000	6,096,000,000
Loss allowance related to outstanding balances of transactions with key mangement personnel	0	0
Impairment loss (reversal of impairment loss) due to credit loss related to outstanding balances of transactions with key management personnel	₩ 0	₩ 0
Description of nature of key management personnel	Key management includes registered executives and non-registered executives.	Key management includes registered executives and non-registered executives.	Key management includes registered executives and non-registered executives.